INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

8. INCOME TAXES

The tax (expense) benefit comprises:

	Years ended December 31,
	2009	2010	2011
Income (loss) before income tax
PRC	$(84,461,049)	$221,358,721	$(13,323,000)
Other jurisdictions	(28,308,492)	7,635,169	8,802,696
Total	(112,769,541)	228,993,890	(4,520,304)

Current tax expense
PRC	$(2,686,662)	$(15,480,534)	$(6,860,939)
Other jurisdictions	(7,838)	(158,198)	(3,046,111)
Subtotal	(2,694,500)	(15,638,732)	(9,907,050)
Deferred tax benefit (expense)
PRC	$41,566,764	$(44,846,217)	$17,505 ,652
Other jurisdictions	2,284,079	487,145	(2,747,123)
Subtotal	43,850,843	(44,359,072)	14,758,529
Total income tax benefit (expense)	$41,156,343	$(59,997,804)	$4,851,479

ReneSola is not subject to tax under the laws of British Virgin Islands.

Zhejiang Yuhui is a Foreign Invested Enterprise (“FIE”) incorporated in the PRC. The statutory income tax rate in the PRC is 25% starting 2008. As a manufacturing-oriented FIE, it is entitled to a two-year tax exemption (2005 to 2006) followed by a three-year half tax reduction (2007 to 2009) starting from its first profitable year of operation after utilizing any tax losses carried forward from prior years (hereinafter referred to as “Tax Holiday”).

Zhejiang Yuhui increased its registered capital to $238.1 million in December 2009 then to $275.3 million in December 2010, and then to $309.1 million in December 2011. According to relevant PRC tax regulations promulgated before the new Enterprise Income Tax Law which became effective on January 1, 2008, it was entitled to additional tax holiday with respect to the income attributable to operations funded by the increased capital, upon written approval by the tax authority.

On December 26, 2007, the State Council issued a Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives (“Circular 39”). Based on Circular 39, enterprises that were established and already benefited from preferential tax treatments before March 16, 2007 will continue to benefit from them (i) in the case of preferential tax rates, for a period of five years to transition from lower rate to statutory income tax rate of 25% starting from January 1, 2008, and the enterprises that previously enjoyed the tax rate of 24% shall be subject to the tax rate of 25% from 2008, and (ii) in the case of preferential tax exemption or reduction for a specified term, until the expiration of such term or 2012, whichever is earlier.

Pursuant to Circular 39, Zhejiang Yuhui is entitled to benefit from the residual tax holiday granted before the effectiveness of new Enterprise Income Tax (“EIT”) Law. With this tax holiday, the blended tax rate for Zhejiang Yuhui is 23% for 2010 and 25% for 2011 and onwards.

Under a separate new tax incentive policy after the new Enterprise Income Tax Law became effective in 2008, Zhejiang Yuhui obtained the approval of New and High-Tech Enterprise (“HNTE”) status in 2009. With this approval, Zhejiang Yuhui was allowed to apply a reduced income tax rate of 15% for the period of three years (2009 to 2011).

For PRC entities, the qualified research and development expenses incurred by them for development of new technology, new products and new techniques could have a 50% super deduction in addition to the actual expense deductions for PRC enterprise income tax purpose.

ReneSola America is incorporated in the state of Delaware, the United States of America. ReneSola America does not conduct any business activity in Delaware. It is not subject to Delaware State income tax. However, as ReneSola America conducts business activities in the state of Indiana, it is subject to a progressive federal corporate income tax from 15% to 35% and Indiana income tax of 8.5%, which is deductible from federal tax.

ReneSola Singapore is incorporated in the Republic of Singapore. The corporate income tax rate is 17%.

Sichuan ReneSola, ReneSola Shanghai, JC Solar, Zhejiang ReneSola, Sichuan Ruiyu, Sichuan Ruixin, Sichuan OuRuida, Sichuan SiLiDe, Qinghai Yuhui, Jiashan Xujing, Zhejiang Ruiyi and Zhejiang Sciborn are incorporated in the PRC. The corporate income tax rate is 25%.

During the year ended December 31, 2009, 2010 and 2011, the Company recorded provision of $nil, $nil and reversal of liabilities of ($1,439,880) respectively, for unrecognized tax benefits which affected the effective income tax rate. It also recognized interest and/or penalties associated with the uncertain tax positions. The reversal of tax liabilities recorded in 2011 was mainly associated with the release of withholding tax liability associated with capital gains arising from the sale of a Joint Venture, which management subsequently determined would not be realized, and as such the withholding tax liability previously recorded was released.

The following is the tabular reconciliation of liabilities for unrecognized tax benefits:

	Years ended December 31,
	2009	2010	2011
Unrecognized tax benefit-Opening balance	$1,645,182	$1,645,182	$1,645,182
Release of tax liability	—	—	(1,439,880)
Unrecognized tax benefit-Closing balance	$1,645,182	$1,645,182	$205,302

The Company classifies interest and penalties related to income tax matters in income tax expense. As of December 31, 2009, 2010 and 2011, the amount of interests and penalties related to uncertain tax positions was immaterial. The Company does not anticipate any significant increases or decreases to its liabilities for unrecognized tax benefits within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of taxes exceeding RMB100,000 (approximately $15,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2005 through 2011 on non-transfer pricing matters, and from 2000 through 2011 on transfer pricing matters.

The principal components of deferred income tax assets and liabilities are as follows:

	At December 31,
	2010	2011
Deferred tax assets:
Investment tax credit carry forwards	$767,018	$—
Property, plant and equipment	187,521	691,221
Inventories provision	522,879	6,889,765
Tax losses	9,384,168	18,484,704
Other-than-temporary impairment loss on available-for-sale investment	2,818,197	—
Contingent liability	2,156,647	4,057,237
Derivative liability	696,904	80,518
Bad debts provision	1,469,560	954,012
Deferred gain	4,907,999	5,211,008
Purchase commitment	—	985,000
Others	377,775	512,688
Total deferred tax assets	23,288,668	37, 866,153

Analysis as
Current	$14,762,758	$12,709,364
Non-current	8,525,910	25,156,789
	$23,288,668	$37,866,153

	At December 31,
	2010	2011
Deferred tax liabilities:
Property, plant and equipment	$436,943	$417,370
Prepaid land use right	312,370	320,505
Derivative assets	604,836	227,050
Unrealized profit	1,116,700	—
Others	56,818	—
Total deferred tax liabilities	$2,527,667	$964,925

Analysis as:
Current	$1,778,355	$220,229
Non-current	749,312	744,696
	$2,527,667	$964,925

Zhejiang Yuhui purchased equipment manufactured in the PRC in 2006 and 2007. In accordance with PRC tax regulations, Zhejiang Yuhui is entitled to receive investment tax credits equivalent to 40% of the purchased amount upon written approval by the competent tax authority. No tax credit for the purchase of domestic equipment will be granted after January 1, 2008. As of December 31, 2011, Zhejiang Yuhui’s tax credit carry forwards were expired. As of December 31, 2011, the Company’s subsidiaries Zhejiang Yuhui had net operating loss carry forwards of $51,408,777 which will expire in 2014 and $22,530,039 which will expire in 2016.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. The Company believes it is more-likely-than-not that the Company will realize the benefits of these deductible differences. The amount of the deferred tax assets considered to be realizable, however, could be reduced in the near term if estimates of future taxable income during the tax loss carry forward periods are reduced.

Reconciliation between the applicable statutory income tax rate and the Company’s effective tax rate for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Years ended December 31,
	2009	2010	2011
PRC applicable income tax rate	25.0%	25.0%	25.0%
Timing difference reversed in the year with higher rate	16.7%	3.1%	129.7%
Valuation allowance	(0.7)%	(0.3)%	—
Expiration of tax credit	—	—	(17.3)%
Effect of different tax rate of subsidiaries	(6.2)%	0.1%	1.6%
Non-deductible expense	(0.7)%	(0.2)%	(131.1)%
R&D super deduction	0.6%	(1.2)%	67.5%
Reversal of uncertain tax position	—	—	31%
Others	1.7%	(0.3)%	0.9%
Effective income tax rate	36.4%	26.2%	107.3%

The aggregate amount and per share effect of the Tax Holiday are as follows:

	Years ended December 31,
	2009	2010	2011
Aggregate	$18,825,543	$5,137,990	$5,006,341
Per share effect -basic	$0.13	$0.03	$0.03
Per share effect-diluted	$0.13	$0.03	$0.03

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. The Company believes that the PRC entities’ undistributed earnings generated after January 1, 2008 will be permanently reinvested in the PRC entities. As such, no deferred taxes have been recorded on these undistributed earnings of the Company’s PRC subsidiaries as these differences are not expected to reverse in the foreseeable future and are expected to be permanent in duration.